Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	20.00%	20.25%	21.50%
Effective Income Tax Rate Reconciliation, Tax Credit, Amount, Total		$ 578,000
Effective Income Tax Rate Reconciliation, Tax Credit, Percent, Total	14.50%
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	$ 1,525,594	$ 3,181,481
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	38,399,914
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 21,785,348
Great Britain [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	20.00%	20.25%
UNITED KINGDOM | Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 38,400,000